CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2021
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS [abstract]
Disclosure of critical accounting estimates and judgements
4.	CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a)	Provision for impairment of trade receivables
The provision for impairment of trade receivables are recognized on the basis of exposure at default and ECL rates which include consideration of historical credit loss experience, current status and forward-looking information, taking into account the customers/debtors’ credit records, historical payment records, financial conditions and the capabilities of collaterals and guarantors comprehensively. The Group reviews the key assumptions related to ECL calculation on a regular basis. In 2021, the Group took into consideration the uncertainty affected by the
COVID-19
outbreak, and incorporate relevant impacts into the key macro-economic assumptions and factors used in the forward-looking estimation, such as the risk of economy downturn, external market environment, technical environment and changes in customer’s conditions.
Where the actual loss is different from the amounts that were initially recorded based on above estimate, such differences will impact the carrying value of trade receivables of the Group in future periods.

(b)	Goodwill Impairment
Goodwill impairment reviews are undertaken at least annually or more frequently if events or changes in circumstances indicate a potential impairment. The recoverable amount of a cash-generating unit (“CGU”) or groups of CGUs when goodwill is included in the carrying amount of that unit or units is the higher of value in use and the fair value less costs to sell.
In 2021, the Group’s transportation business was greatly affected by the
COVID-19
outbreak and the relevant control and prevention measures. Recoverable amount of CGU when goodwill is included in the carrying amount of that unit based on value-in-use
calculations which require the use of assumptions. The key assumptions used by the management is disclosed in note (9).
The uncertainly of the development of
COVID-19
epidemic and control measures have also increased the estimation uncertainty relating to the key assumptions used for cash flow projections, including growth rate, gross margin and pre-tax
discount rate, which could lead to a different assessment result affected by the management judgement.